                 MORGAN STANLEY GLOBAL DIVIDEND GROWTH SECURITIES
                          1221 Avenue of the Americas
                           New York, New York 10020
                                (800) 869-6397



                                                  June 1, 2004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Morgan Stanley Global Dividend Growth Securities
     File 33-59004
     Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on May 27, 2004.

                                                  Very truly yours,
                                              /s/ Joanne Doldo
                                                  ------------
                                                  Joanne Doldo
                                                  Assistant Secretary


cc:Barry Fink
   Larry Greene